UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00781)

Exact name of registrant as specified in charter:	The Putnam Fund for Growth and Income

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2017

Date of reporting period:	January 31, 2017

Item 1. Schedule of Investments:

The Putnam Fund for Growth and Income

The fund's portfolio
1/31/17 (Unaudited)

COMMON STOCKS (98.4%)(a)
	Shares	Value

Aerospace and defense (4.0%)

Airbus Group SE (France)	500,842	$34,010,639

Northrop Grumman Corp.	282,400	64,692,192

Raytheon Co.	494,600	71,301,536

United Technologies Corp.	284,800	31,234,016

		201,238,383
Air freight and logistics (0.7%)

United Parcel Service, Inc. Class B	311,000	33,939,430

		33,939,430
Airlines (0.7%)

Southwest Airlines Co.	632,700	33,096,537

		33,096,537
Banks (14.2%)

Bank of America Corp.	7,787,394	176,306,600

Citigroup, Inc.	2,396,180	133,778,729

JPMorgan Chase & Co.	2,669,446	225,915,215

Wells Fargo & Co.	3,126,879	176,137,094

		712,137,638
Beverages (2.8%)

Dr. Pepper Snapple Group, Inc.	439,700	40,100,640

Molson Coors Brewing Co. Class B	391,300	37,768,276

PepsiCo, Inc.	599,200	62,184,976

		140,053,892
Biotechnology (0.5%)

Gilead Sciences, Inc.	382,900	27,741,105

		27,741,105
Building products (0.9%)

Johnson Controls International PLC	1,035,378	45,535,924

		45,535,924
Capital markets (5.4%)

AllianceBernstein Holding LP	577,100	13,475,285

Charles Schwab Corp. (The)	1,103,400	45,504,216

Goldman Sachs Group, Inc. (The)	240,793	55,218,651

KKR & Co. LP	2,561,196	44,462,363

Morgan Stanley	1,585,600	67,372,144

State Street Corp.	570,700	43,487,340

		269,519,999
Chemicals (3.4%)

Air Products & Chemicals, Inc.	140,400	19,622,304

Axalta Coating Systems, Ltd.(NON)	559,297	16,219,613

CF Industries Holdings, Inc.(S)	936,800	33,059,672

Dow Chemical Co. (The)	744,534	44,396,562

E. I. du Pont de Nemours & Co.	387,917	29,287,734

Monsanto Co.	209,400	22,680,114

Symrise AG (Germany)	125,490	7,537,523

		172,803,522
Commercial services and supplies (0.2%)

Stericycle, Inc.(NON)	127,600	9,843,064

		9,843,064
Communications equipment (1.8%)

Cisco Systems, Inc.	2,986,357	91,740,887

		91,740,887
Consumer finance (1.3%)

Capital One Financial Corp.	328,700	28,725,093

Synchrony Financial	1,051,600	37,668,312

		66,393,405
Containers and packaging (0.5%)

Ball Corp.	346,400	26,416,464

		26,416,464
Diversified telecommunication services (1.4%)

AT&T, Inc.	1,713,400	72,236,944

		72,236,944
Electric utilities (2.1%)

American Electric Power Co., Inc.	270,100	17,302,606

Edison International	240,500	17,527,640

Exelon Corp.	1,418,800	50,906,544

PG&E Corp.	326,700	20,219,463

		105,956,253
Energy equipment and services (1.7%)

Halliburton Co.	858,000	48,537,060

Schlumberger, Ltd.	444,939	37,245,844

		85,782,904
Equity real estate investment trusts (REITs) (2.5%)

American Tower Corp.	142,400	14,738,400

Boston Properties, Inc.	304,000	39,793,600

Federal Realty Investment Trust	269,500	37,845,885

Gaming and Leisure Properties, Inc.	878,008	27,771,393

Park Hotels & Resorts, Inc.(NON)	292,420	7,936,279

		128,085,557
Food and staples retail (1.7%)

CVS Health Corp.	167,100	13,169,151

Kroger Co. (The)	817,500	27,762,300

Walgreens Boots Alliance, Inc.	535,000	43,837,900

		84,769,351
Food products (1.6%)

JM Smucker Co. (The)	198,100	26,911,885

Kraft Heinz Co. (The)	525,300	46,904,037

Mead Johnson Nutrition Co.	89,200	6,285,032

		80,100,954
Health-care equipment and supplies (2.4%)

Abbott Laboratories	452,400	18,896,748

Baxter International, Inc.	205,500	9,845,505

Becton Dickinson and Co.	235,600	41,769,524

Danaher Corp.	249,400	20,929,648

Medtronic PLC	388,931	29,566,535

		121,007,960
Health-care providers and services (0.6%)

Cigna Corp.	76,900	11,244,318

UnitedHealth Group, Inc.	104,500	16,939,450

		28,183,768
Hotels, restaurants, and leisure (1.1%)

Hilton Grand Vacations, Inc.(NON)	146,210	4,288,339

Hilton Worldwide Holdings, Inc.	487,366	28,062,534

Penn National Gaming, Inc.(NON)	1,572,736	21,672,302

		54,023,175
Household durables (0.3%)

PulteGroup, Inc.	655,900	14,108,409

		14,108,409
Household products (0.4%)

Colgate-Palmolive Co.	332,100	21,447,018

		21,447,018
Independent power and renewable electricity producers (1.6%)

Calpine Corp.(NON)	2,965,317	34,990,741

NRG Energy, Inc.	2,855,300	47,226,662

		82,217,403
Industrial conglomerates (1.6%)

General Electric Co.	1,466,920	43,567,524

Honeywell International, Inc.	298,300	35,294,856

		78,862,380
Insurance (5.4%)

American International Group, Inc.	1,535,525	98,672,837

Assured Guaranty, Ltd.	1,167,780	45,438,320

Chubb, Ltd.	231,600	30,453,084

Hartford Financial Services Group, Inc. (The)	944,200	45,991,982

MetLife, Inc.	416,987	22,688,263

Prudential PLC (United Kingdom)	1,515,349	29,295,727

		272,540,213
Internet and direct marketing retail (—%)

FabFurnish GmbH (acquired 8/2/13, cost $52) (Private) (Brazil)(F)(RES)(NON)	78	63

Global Fashion Group SA (acquired 8/2/13, cost $2,567,154) (Private) (Brazil)(F)(RES)(NON)	60,600	477,250

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $52) (Private) (Brazil)(F)(RES)(NON)	39	32

New Middle East Other Assets GmbH (acquired 8/2/13, cost $21) (Private) (Brazil)(F)(RES)(NON)	16	13

		477,358
Internet software and services (1.0%)

Alphabet, Inc. Class C(NON)	65,080	51,855,093

		51,855,093
IT Services (1.7%)

Computer Sciences Corp.	827,400	51,464,280

Fidelity National Information Services, Inc.	395,700	31,426,494

		82,890,774
Life sciences tools and services (0.2%)

Agilent Technologies, Inc.	240,400	11,772,388

		11,772,388
Media (2.3%)

Charter Communications, Inc. Class A(NON)	44,751	14,497,086

Comcast Corp. Class A	547,000	41,254,740

DISH Network Corp. Class A(NON)	299,600	17,727,332

Liberty Global PLC Ser. C (United Kingdom)(NON)	560,300	19,683,339

Time Warner, Inc.	213,800	20,706,530

		113,869,027
Metals and mining (1.3%)

BHP Billiton, Ltd. (Australia)	1,851,051	37,398,231

Newmont Mining Corp.	384,400	13,946,032

United States Steel Corp.	448,200	14,660,622

		66,004,885
Multiline retail (0.5%)

Target Corp.	360,700	23,257,936

		23,257,936
Oil, gas, and consumable fuels (9.2%)

Anadarko Petroleum Corp.	456,300	31,726,539

Cenovus Energy, Inc. (Canada)	695,300	9,489,743

Cheniere Energy, Inc.(NON)	451,400	21,509,210

Chevron Corp.	163,600	18,216,860

Concho Resources, Inc.(NON)	118,300	16,495,752

ConocoPhillips	1,302,000	63,485,520

Diamondback Energy, Inc.(NON)	158,675	16,687,850

Energen Corp.(NON)	205,000	11,047,450

EOG Resources, Inc.	377,000	38,295,660

Exxon Mobil Corp.	435,192	36,508,257

Marathon Oil Corp.	1,286,700	21,552,225

Pioneer Natural Resources Co.	225,700	40,677,911

Royal Dutch Shell PLC ADR Class A (United Kingdom)(S)	1,297,314	70,560,908

Scorpio Tankers, Inc.	2,973,000	11,386,590

Suncor Energy, Inc. (Canada)	1,143,298	35,460,909

Total SA ADR (France)(S)	398,099	20,127,885

		463,229,269
Personal products (0.9%)

Coty, Inc. Class A	907,267	17,419,526

Edgewell Personal Care Co.(NON)	332,268	26,196,009

		43,615,535
Pharmaceuticals (7.8%)

Allergan PLC(NON)	168,500	36,882,963

AstraZeneca PLC ADR (United Kingdom)(S)	1,339,400	36,471,862

Bristol-Myers Squibb Co.	302,600	14,875,816

Eli Lilly & Co.	530,200	40,841,306

Johnson & Johnson	647,000	73,272,750

Merck & Co., Inc.	1,252,291	77,629,519

Pfizer, Inc.	2,496,734	79,221,370

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	587,400	19,636,782

Zoetis, Inc.	213,838	11,748,260

		390,580,628
Road and rail (0.8%)

Union Pacific Corp.	373,000	39,754,340

		39,754,340
Semiconductors and semiconductor equipment (2.9%)

Applied Materials, Inc.	733,800	25,132,650

Intel Corp.	947,200	34,875,904

Micron Technology, Inc.(NON)	1,533,100	36,963,041

NXP Semiconductor NV(NON)	96,100	9,403,385

Texas Instruments, Inc.	513,700	38,804,898

Versum Materials, Inc.(NON)	71,150	1,988,643

		147,168,521
Software (2.6%)

Microsoft Corp.	2,009,100	129,888,315

		129,888,315
Specialty retail (0.5%)

Home Depot, Inc. (The)	170,000	23,388,600

		23,388,600
Technology hardware, storage, and peripherals (1.7%)

Apple, Inc.	588,400	71,402,340

HP, Inc.	886,600	13,343,330

		84,745,670
Textiles, apparel, and luxury goods (0.3%)

Hanesbrands, Inc.	563,800	13,367,698

		13,367,698
Thrifts and mortgage finance (0.9%)

Radian Group, Inc.	2,494,955	45,907,172

		45,907,172
Tobacco (1.7%)

Altria Group, Inc.	780,200	55,534,636

Philip Morris International, Inc.	325,700	31,309,541

		86,844,177
Wireless telecommunication services (1.3%)

T-Mobile US, Inc.(NON)	693,400	43,178,018

Vodafone Group PLC ADR (United Kingdom)	802,322	19,977,818

		63,155,836

Total common stocks (cost $4,103,077,874)		$4,941,555,761

CONVERTIBLE PREFERRED STOCKS (—%)(a)
	Shares	Value

Global Fashion Group SA zero % cv. pfd. (acquired 7/11/16, cost $309,232) (Brazil) (Private)(F)(RES)(NON)	40,826	$327,933

Total convertible preferred stocks (cost $309,232)		$327,933

SHORT-TERM INVESTMENTS (3.1%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.94%(AFF)	80,083,800	$80,083,800

Putnam Short Term Investment Fund 0.74%(AFF)	74,684,012	74,684,012

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.47%(P)	690,000	690,000

Total short-term investments (cost $155,457,812)		$155,457,812

TOTAL INVESTMENTS

Total investments (cost $4,258,844,918)(b)		$5,097,341,506

FORWARD CURRENCY CONTRACTS at 1/31/17 (aggregate face value $147,523,988) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse International
	British Pound	Sell	3/16/17	$96,045,729	$96,698,128	$652,399
	Euro	Sell	3/16/17	51,323,060	50,825,860	(497,200)

Total						$155,199

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2016 through January 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $5,022,940,629.
(b)	The aggregate identified cost on a tax basis is $4,302,723,927, resulting in gross unrealized appreciation and depreciation of $977,730,533 and $183,112,954, respectively, or net unrealized appreciation of $794,617,579.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $805,291, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*#	$172,943,150	$232,042,000	$324,901,350	$172,602	$80,083,800
	Putnam Short Term Investment Fund**	167,134,484	126,923,142	219,373,614	148,622	74,684,012
	Totals	$340,077,634	$358,965,142	$544,274,964	$321,224	$154,767,812
* No management fees are charged to Putnam Cash Collateral Pool, LLC.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $80,083,800, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $78,724,682. Certain of these securities were sold prior to the close of the reporting period.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$242,014,845	$—	$477,358
Consumer staples	456,830,927	—	—
Energy	549,012,173	—	—
Financials	1,337,202,700	29,295,727	—
Health care	579,285,849	—	—
Industrials	408,259,419	34,010,639	—
Information technology	588,289,260	—	—
Materials	257,687,348	7,537,523	—
Real estate	128,085,557	—	—
Telecommunication services	135,392,780	—	—
Utilities	188,173,656	—	—
Total common stocks	4,870,234,514	70,843,889	477,358
Convertible preferred stocks	—	—	327,933
Short-term investments	75,374,012	80,083,800	—

Totals by level	$4,945,608,526	$150,927,689	$805,291

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$155,199	$—

Totals by level	$—	$155,199	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$652,399	$497,200

Total	$652,399	$497,200

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$146,900,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Credit Suisse International	Total

	Assets:
	Forward currency contracts#	$652,399	$652,399

	Total Assets	$652,399	$652,399

	Liabilities:
	Forward currency contracts#	497,200	497,200

	Total Liabilities	$497,200	$497,200

	Total Financial and Derivative Net Assets	$155,199	$155,199
	Total collateral received (pledged)##†	$155,199
	Net amount	$—

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Putnam Fund for Growth and Income

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 31, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: March 31, 2017